Finance debts - Changes in liabilities arising from financing activities (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Borrowings
Carrying amount at beginning	€ 25,865
Cash flows	(2,417)
Currency translation differences	342
Changes in the scope of consolidation	5
Other non-monetary changes	560
Carrying amount at end	30,166
Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	23,683
Cash flows	(1,701)
Currency translation differences	157
Other non-monetary changes	(73)
Carrying amount at end	22,066
Short term debt
Borrowings
Carrying amount at beginning	2,182
Cash flows	161
Currency translation differences	92
Changes in the scope of consolidation	5
Other non-monetary changes	12
Carrying amount at end	2,452
Long-term and current portion of long-term lease liabilities
Borrowings
Cash flows	(877)
Currency translation differences	93
Other non-monetary changes	621
Carrying amount at end	5,648
Increase (decrease) due to application of IFRS 16
Borrowings
First adoption of IFRS 16	5,656
Reclassifications at beginning of period	168
Reclassification to liabilities directly associated with assets held for sale at beginning of period	(13)
Increase (decrease) due to application of IFRS 16 | Long-term and current portion of long-term lease liabilities
Borrowings
First adoption of IFRS 16	5,656
Reclassifications at beginning of period	168
Reclassification to liabilities directly associated with assets held for sale at beginning of period	(13)
After initial application
Borrowings
Carrying amount at beginning	31,676
After initial application | Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	23,683
After initial application | Short term debt
Borrowings
Carrying amount at beginning	2,182
After initial application | Long-term and current portion of long-term lease liabilities
Borrowings
Carrying amount at beginning	€ 5,811